GENERAL (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 15, 2021	Sep. 06, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 01, 2015
Restructuring Cost and Reserve [Line Items]
Issuance of ordinary shares, shares			2,765,824
Issuance of ordinary shares	$ 6,000,000		$ 6,000,000
Net loss			21,089,284	$ 235,591	$ 1,139,072	$ 306,153
Accumulated deficit			23,777,412		2,688,128	895,486
Mer Telemanagement Solutions Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Investment		$ 1,353,000					$ 1,353,000
Issuance of ordinary shares		$ 188,000
Net loss			994,000	661,000	1,815,000	135,000	1,170,000
Accumulated deficit			30,356,000		29,362,000	27,547,000
Cash flows used in operating activities			595,000	$ 1,224,000	$ 1,331,000	$ 46,000	1,276,000
Cash flow continuing operations			$ 629,000
Ownership percentage of securityholders			86.00%
Percentage of stock option pool of fully diluted outstanding share capital			10.00%
Vexigo Ltd [Member] | Mer Telemanagement Solutions Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of outstanding shares acquired								100.00%
Consideration for sale of assets							250,000
Alpha Capital Anstalt [Member] | Mer Telemanagement Solutions Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Investment in ordinary shares							188,000
Investment in preferred shares							$ 1,500,000
Issuance of ordinary shares, shares					1,315,789	1,315,789
Issuance of ordinary shares					$ 1,500,000,000	$ 1,500,000,000